Property, plant and equipment - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,422,623	$ 1,358,292	$ 1,493,220
Reduction on sales price (in percentage)	0.10
Borrowing costs capitalized	$ 2,831	3,861
Net book value of pledged assets	124,554	451,904
Farmlands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	711,261	694,166	$ 709,585
Property, plant and equipment, cost	194,000
Farmlands | IAS 16
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	$ (71,000)	$ (69,000)